Other income (expense) (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Financial Instruments [Abstract]
Interest income	$ 3.5	$ 0.1
Interest expense and accretion on convertible debt	(2.3)	(2.2)
Interest expense on leases	0.7	0.3
Foreign exchange losses	(0.8)	0.0
Interest expense and other costs	(3.8)	(2.5)
Fair value gain on embedded derivative	21.4	(9.1)
Fair value gain on warrants	0.0	25.1
Gains (losses) on financial assets at fair value through profit or loss	(21.4)	(16.0)
Other income (expense)	$ (21.1)	$ (13.6)